DISCONTINUED OPERATIONS - Consolidated statements of loss and comprehensive loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DISCONTINUED OPERATIONS
Revenue	€ 58,319	€ 46,421
Cost of revenue	(29,998)	(26,232)
Gross Profit	28,321	20,189
Selling, general and administrative expenses	(34,832)	(22,828)
Operating Loss	(6,502)	(11,896)
Net interest expense and other financing charges	(184)	(1,384)
Loss Before Income Taxes	(6,686)	(13,280)
Net Loss		(90)
Cumulative translation adjustment		95
Net Comprehensive Loss	(4,878)	(14,504)
Gain on remeasurement of consideration receivable	98	19
GIVEMESPORT
DISCONTINUED OPERATIONS
Revenue		559
Cost of revenue		(120)
Gross Profit		439
Selling, general and administrative expenses		(624)
Operating Loss		(185)
Net interest expense and other financing charges		(41)
Gain on disposal of discontinued operations		136
Loss Before Income Taxes		(90)
Net Loss		(90)
Cumulative translation adjustment		(95)
Net Comprehensive Loss		(185)
Gain on remeasurement of consideration receivable	€ 98	€ 19